          Payden Low Duration Fund

Schedule of Investments - January 31, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (22%)
2,149,947	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD
	+ 0.840%), 1.05%, 7/25/27 (a)(b)	$2,151
5,800,000	AMSR 2020-SFR5 Trust 144A,
	1.38%, 11/17/37 (b)	5,870
8,209,269	Apidos CLO XXI 144A, (3 mo. LIBOR USD
	+ 0.930%), 1.15%, 7/18/27 (a)(b)	8,207
10,540,000	Ballyrock CLO 2020-1 Ltd. 144A, (3 mo. LIBOR
	USD + 1.700%), 1.92%, 7/20/30 (a)(b)	10,575
1,821,161	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
	USD + 0.800%), 1.02%, 1/20/28 (a)(b)	1,821
3,220,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 1.28%, 2/16/37 (a)(b)	3,229
8,278,181	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo.
	LIBOR USD + 1.230%), 1.45%, 1/20/29 (a)(b)	8,281
10,840,000	Bristol Park CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 0.990%), 1.23%, 4/15/29 (a)(b)	10,837
5,020,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.300%), 1.43%, 9/15/35 (a)(b)	5,015
3,740,000	CarMax Auto Owner Trust 2020-1,
	1.89%, 12/16/24	3,838
1,399,655	CARS-DB4 LP 144A, 2.69%, 2/15/50 (b)	1,458
5,880,000	CIFC Funding 2015-II Ltd. 144A, (3 mo. LIBOR
	USD + 1.010%), 1.25%, 4/15/30 (a)(b)	5,885
11,040,000	CIFC Funding 2020-I Ltd. 144A, (3 mo. LIBOR
	USD + 1.700%), 1.94%, 7/15/32 (a)(b)	11,075
5,970,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.250%), 1.38%, 8/20/35 (a)(b)	5,961
4,943,508	CNH Equipment Trust 2019-A, 3.01%, 4/15/24	5,067
5,820,000	Dell Equipment Finance Trust 2020-2 144A,
	0.57%, 10/23/23 (b)	5,846
1,305,000	Drive Auto Receivables Trust 2019-4,
	2.51%, 11/17/25	1,336
4,890,000	Drive Auto Receivables Trust 2020-1,
	2.08%, 7/15/24	4,960
3,620,000	Drive Auto Receivables Trust 2020-1,
	2.36%, 3/16/26	3,713
1,670,000	Drive Auto Receivables Trust 2020-2,
	1.42%, 3/17/25	1,695
2,950,291	Enterprise Fleet Financing 2019-2 LLC 144A,
	2.29%, 2/20/25 (b)	3,001
11,250,000	FirstKey Homes 2020-SFR2 Trust 144A,
	1.27%, 10/19/37 (b)	11,328
4,340,000	Ford Credit Auto Lease Trust 2020-A,
	2.05%, 6/15/23	4,435
8,690,000	Ford Credit Floorplan Master Owner Trust A
	2020-1, 0.70%, 9/15/25	8,771
3,060,000	GM Financial Automobile Leasing Trust 2020-2,
	0.80%, 7/20/23	3,086
1,660,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 2.03%, 4/16/25	1,717
1,290,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 2.18%, 5/16/25	1,334
3,720,000	GMF Canada Leasing Trust 2020-1A 144A,
	0.91%, 7/20/23 CAD (b)(c)	2,920
7,700,000	GMF Canada Leasing Trust 2020-1A 144A,
	1.05%, 11/20/25 CAD (b)(c)	6,045

Principal or Shares	Security Description	Value (000)

6,120,000	GMF Floorplan Owner Revolving Trust 2020-1
	144A, 0.68%, 8/15/25 (b)	$6,170
5,914,435	GreatAmerica Leasing Receivables Funding LLC
	Series 2019-1 144A, 3.05%, 9/15/22 (b)	5,999
3,800,000	GreatAmerica Leasing Receivables Funding LLC
	Series 2020-1 144A, 1.76%, 8/15/23 (b)	3,879
7,810,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 1.180%),
	1.31%, 9/15/37 (a)(b)	7,842
3,800,000	HPEFS Equipment Trust 2020-2A 144A,
	0.69%, 7/22/30 (b)	3,819
1,810,000	Hyundai Auto Receivables Trust 2016-B,
	2.68%, 9/15/23	1,817
3,689,991	Invitation Homes 2018-SFR1 Trust 144A, (1
	mo. LIBOR USD + 0.700%),
	0.83%, 3/17/37 (a)(b)	3,690
5,934,019	John Deere Owner Trust 2019-A,
	2.91%, 7/17/23	6,046
4,260,000	John Deere Owner Trust 2020-B,
	0.51%, 11/15/24	4,277
4,550,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 1.23%, 6/15/36 (a)(b)	4,563
3,930,000	Kubota Credit Owner Trust 2020-1 144A,
	1.96%, 3/15/24 (b)	4,043
102,029	L.A. Arena Funding 0-1 LLC 144A,
	7.66%, 12/15/26 (b)	102
4,149,926	LCM XX LP 144A, (3 mo. LIBOR USD
	+ 1.040%), 1.26%, 10/20/27 (a)(b)	4,153
6,290,000	MMAF Equipment Finance LLC 2020-A 144A,
	0.97%, 4/09/27 (b)	6,382
4,964,780	Navient Private Education Refi Loan Trust
	2020-HA 144A, 1.31%, 1/15/69 (b)	5,033
8,724,568	Oak Street Investment Grade Net Lease Fund
	Series 2020-1A 144A, 1.85%, 11/20/50 (b)	8,927
8,440,000	Oaktree CLO 2020-1 Ltd. 144A, (3 mo. LIBOR
	USD + 2.000%), 2.24%, 7/15/29 (a)(b)	8,480
1,486,306	OZLM XIII Ltd. 144A, (3 mo. LIBOR USD
	+ 1.080%), 1.29%, 7/30/27 (a)(b)	1,487
12,600,000	Palmer Square CLO 2020-1 Ltd. 144A, (3 mo.
	LIBOR USD + 2.000%), 2.22%, 4/20/29 (a)(b)	12,628
9,353,174	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 0.800%),
	1.02%, 2/20/28 (a)(b)	9,315
2,100,000	PFS Financing Corp. 144A, 0.93%, 8/15/24 (b)	2,116
3,050,000	PFS Financing Corp. 144A, 0.97%, 2/15/26 (b)	3,082
6,230,000	PFS Financing Corp. 144A, 1.21%, 6/15/24 (b)	6,300
6,140,000	PFS Financing Corp. 144A, 2.89%, 2/15/23 (b)	6,135
3,000,000	Santander Drive Auto Receivables Trust 2020-2,
	0.67%, 4/15/24	3,011
4,730,000	Santander Retail Auto Lease Trust 2019-B 144A,
	2.30%, 1/20/23 (b)	4,814
4,410,000	Stack Infrastructure Issuer 2020-1A LLC 144A,
	1.89%, 8/25/45 (b)	4,470
5,880,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 1.21%, 7/15/38 (a)(b)	5,885

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,831,800	Taco Bell Funding 2018-1A LLC 144A,
	4.32%, 11/25/48 (b)	$3,893
1,000,000	Trillium Credit Card Trust II 2020-1A 144A,
	2.33%, 12/26/24 (b)	1,016
7,960,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.450%), 1.58%, 10/15/34 (a)(b)	7,983
6,550,000	Vantage Data Centers 2020-1A LLC 144A,
	1.65%, 9/15/45 (b)	6,590
2,860,000	VB-S1 Issuer 2020-1A LLC 144A,
	3.03%, 6/15/50 (b)	3,018
7,378,422	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.180%), 1.40%, 10/20/28 (a)(b)	7,382
9,960,000	Verizon Owner Trust 2019-A, 2.93%, 9/20/23	10,140
1,936,195	Volkswagen Auto Loan Enhanced Trust 2018-1,
	3.02%, 11/21/22	1,958
6,549,049	Volvo Financial Equipment LLC Series 2019-1
	144A, 3.00%, 3/15/23 (b)	6,648
1,323,000	Westlake Automobile Receivables Trust 2018-3
	144A, 4.00%, 10/16/23 (b)	1,364
3,700,000	Westlake Automobile Receivables Trust 2020-1
	144A, 2.80%, 6/16/25 (b)	3,847
3,780,000	Westlake Automobile Receivables Trust 2020-2
	144A, 1.32%, 7/15/25 (b)	3,831
4,500,000	Wingstop Funding 2020-1A LLC 144A,
	2.84%, 12/05/50 (b)	4,647
Total Asset Backed (Cost - $352,854)		356,239
Commercial Paper(d) (2%)
7,000,000	CenterPoint Energy Inc., 0.11%, 2/01/21	7,000
4,548,000	Delmarva Power & Light Co., 0.15%, 2/01/21	4,548
14,000,000	Vectren Utility Holdings Inc., 0.12%, 2/01/21	14,000
3,000,000	Vectren Utility Holdings Inc., 0.28%, 2/02/21	3,000
5,000,000	Wec Energy Group Inc., 0.11%, 2/01/21	5,000
Total Commercial Paper (Cost - $33,548)		33,548
Corporate Bond (36%)
Financial (23%)
4,480,000	AIG Global Funding 144A, 0.45%, 12/08/23 (b)	4,485
2,565,000	AIG Global Funding 144A, 0.80%, 7/07/23 (b)	2,593
1,100,000	Air Lease Corp., 2.25%, 1/15/23	1,131
765,000	Air Lease Corp., 2.75%, 1/15/23	794
4,360,000	Akelius Residential Property AB,
	1.13%, 3/14/24 EUR (c)(e)	5,457
2,240,000	Ally Financial Inc., 1.45%, 10/02/23	2,277
1,890,000	Ally Financial Inc., 3.88%, 5/21/24	2,063
3,610,000	American Honda Finance Corp., 0.88%, 7/07/23	3,650
4,010,000	American Honda Finance Corp., 2.05%, 1/10/23	4,142
5,865,000	American Tower Corp., 0.60%, 1/15/24	5,873
3,965,000	ANZ New Zealand Int’l Ltd. 144A,
	1.90%, 2/13/23 (b)	4,086
2,095,000	Aon Corp., 2.20%, 11/15/22	2,166
2,455,000	Ares Capital Corp., 3.63%, 1/19/22	2,519
3,070,000	Athene Global Funding 144A,
	1.20%, 10/13/23 (b)	3,106
3,495,000	Athene Global Funding 144A,
	2.80%, 5/26/23 (b)	3,661
4,600,000	Banco Bilbao Vizcaya Argentaria SA,
	0.88%, 9/18/23	4,635
3,000,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	3,072

Principal or Shares	Security Description	Value (000)

7,845,000	Bank of America Corp., (U.S. Secured Overnight
	Financing Rate + 0.740%), 0.81%, 10/24/24 (a)	$7,895
4,600,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.930%), 2.82%, 7/21/23 (a)	4,763
2,500,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.630%), 3.50%, 5/17/22 (a)	2,524
3,115,000	Bank of Nova Scotia, 2.38%, 1/18/23	3,241
4,920,000	Banque Federative du Credit Mutuel SA 144A,
	0.65%, 2/27/24 (b)	4,922
3,265,000	Banque Federative du Credit Mutuel SA 144A,
	2.13%, 11/21/22 (b)	3,368
2,000,000	Banque Federative du Credit Mutuel SA 144A,
	2.70%, 7/20/22 (b)	2,070
3,610,000	Barclays PLC, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 0.800%),
	1.01%, 12/10/24 (a)	3,622
7,000,000	BBVA USA, 2.88%, 6/29/22	7,230
5,570,000	BMW Finance NV 144A, 2.25%, 8/12/22 (b)	5,731
3,800,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	3,931
4,250,000	BNZ International Funding Ltd. 144A,
	3.38%, 3/01/23 (b)	4,513
5,265,000	Canadian Imperial Bank of Commerce,
	0.95%, 6/23/23	5,337
4,000,000	Capital One Financial Corp., 0.80%, 6/12/24
	EUR (c)	4,972
2,030,000	CIT Bank NA, (U.S. Secured Overnight
	Financing Rate + 1.715%), 2.97%, 9/27/25 (a)	2,156
3,300,000	CIT Group Inc., 5.00%, 8/15/22	3,495
7,835,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 0.686%), 0.78%, 10/30/24 (a)	7,863
1,475,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 1.667%), 1.68%, 5/15/24 (a)	1,513
2,005,000	Comerica Bank, 2.50%, 7/23/24	2,137
4,610,000	Credit Suisse AG, 1.00%, 5/05/23	4,674
4,750,000	Credit Suisse Group AG 144A,
	3.57%, 1/09/23 (b)	4,885
2,840,000	DBS Group Holdings Ltd. 144A,
	2.85%, 4/16/22 (b)	2,923
1,470,000	Enstar Group Ltd., 4.50%, 3/10/22	1,525
4,420,000	Equinix Inc., 2.63%, 11/18/24	4,708
3,850,000	FCA Bank SpA, 0.50%, 9/18/23 EUR (c)(e)	4,729
3,794,000	Fifth Third Bancorp, 3.65%, 1/25/24	4,125
1,935,000	First Republic Bank, (U.S. Secured Overnight
	Financing Rate + 0.620%), 1.91%, 2/12/24 (a)	1,993
4,500,000	FS KKR Capital Corp., 4.75%, 5/15/22	4,670
3,980,000	FS KKR Capital Corp. II 144A,
	4.25%, 2/14/25 (b)	4,049
2,355,000	General Motors Financial Co. Inc.,
	3.15%, 6/30/22	2,434
1,785,000	Genting New York LLC/GENNY Capital Inc.
	144A, 3.30%, 2/15/26 (b)	1,800
5,410,000	Goldman Sachs Group Inc., (U.S. Secured
	Overnight Financing Rate + 0.538%),
	0.63%, 11/17/23 (a)	5,418
1,198,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD
	+ 0.821%), 2.88%, 10/31/22 (a)	1,220
5,420,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	5,454

          Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,645,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	$1,815
2,750,000	Hyundai Capital America 144A,
	1.15%, 11/10/22 (b)	2,769
2,050,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 4.75%, 9/15/24	2,161
1,320,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.25%, 2/01/22	1,322
1,255,000	Intercontinental Exchange Inc., 0.70%, 6/15/23	1,265
3,260,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	3,366
655,000	iStar Inc., 4.75%, 10/01/24	673
3,935,000	Itau Unibanco Holding SA 144A,
	2.90%, 1/24/23 (b)	4,027
4,065,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.600%), 0.65%, 9/16/24 (a)	4,088
3,615,000	JPMorgan Chase & Co., (3 mo. LIBOR USD
	+ 0.695%), 3.21%, 4/01/23 (a)	3,733
3,870,000	Macquarie Bank Ltd. 144A, 2.10%, 10/17/22 (b)	3,988
5,005,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.020%), 1.24%, 11/28/23 (a)(b)	5,058
7,085,000	Mitsubishi UFJ Financial Group Inc.,
	2.62%, 7/18/22	7,324
5,200,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.610%), 0.85%, 9/08/24 (a)	5,235
2,595,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.840%), 2.72%, 7/16/23 (a)	2,680
6,920,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 0.455%), 0.53%, 1/25/24 (a)	6,926
4,300,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 0.466%), 0.56%, 11/10/23 (a)	4,304
2,230,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 0.745%), 0.86%, 10/21/25 (a)	2,240
3,435,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 1.152%), 2.72%, 7/22/25 (a)	3,666
1,875,000	National Bank of Canada, (1 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 0.770%), 0.90%, 8/15/23 (a)	1,889
7,685,000	National Bank of Canada, 2.10%, 2/01/23	7,936
2,125,000	National Bank of Canada 144A,
	2.15%, 10/07/22 (b)	2,188
7,770,000	Nationwide Building Society 144A,
	0.55%, 1/22/24 (b)	7,770
5,420,000	Natwest Group PLC, (3 mo. LIBOR USD
	+ 1.470%), 1.69%, 5/15/23 (a)	5,494
4,455,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (b)	4,688
2,200,000	NIBC Bank NV, 3.13%, 11/15/23 GBP (c)(e)	3,201
1,510,000	Nordea Bank Abp 144A, 1.00%, 6/09/23 (b)	1,535
2,160,000	Owl Rock Capital Corp., 4.25%, 1/15/26	2,291
1,520,000	Owl Rock Technology Finance Corp. 144A,
	3.75%, 6/17/26 (b)	1,558
60,000	Park Aerospace Holdings Ltd. 144A,
	5.25%, 8/15/22 (b)	63
3,045,000	PayPal Holdings Inc., 1.35%, 6/01/23	3,107
3,225,000	PayPal Holdings Inc., 2.20%, 9/26/22	3,323
4,485,000	Protective Life Global Funding 144A,
	0.63%, 10/13/23 (b)	4,514
1,695,000	Protective Life Global Funding 144A,
	1.08%, 6/09/23 (b)	1,723

Principal or Shares	Security Description	Value (000)

1,995,000	Reliance Standard Life Global Funding II 144A,
	2.15%, 1/21/23 (b)	$2,056
2,600,000	Reliance Standard Life Global Funding II 144A,
	2.63%, 7/22/22 (b)	2,681
2,050,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,117
1,595,000	Santander Holdings USA Inc., 4.45%, 12/03/21	1,644
1,850,000	Santander UK PLC, 2.10%, 1/13/23	1,911
2,850,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (b)	2,974
1,195,000	Shriram Transport Finance Co. Ltd. 144A,
	5.10%, 7/16/23 (b)	1,213
5,610,000	Skandinaviska Enskilda Banken AB 144A,
	0.55%, 9/01/23 (b)	5,631
1,136,000	SLM Corp., 5.13%, 4/05/22	1,165
4,000,000	Stellantis NV, 5.25%, 4/15/23	4,371
3,630,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	0.80%, 9/12/23 (b)	3,665
7,450,000	Suncorp-Metway Ltd. 144A,
	3.30%, 4/15/24 (b)(f)	8,118
5,325,000	Svenska Handelsbanken AB 144A,
	0.63%, 6/30/23 (b)	5,358
515,000	Synchrony Financial, 2.85%, 7/25/22	532
1,285,000	Synchrony Financial, 3.75%, 8/15/21	1,301
1,505,000	Synovus Bank, (U.S. Secured Overnight
	Financing Rate + 0.945%), 2.29%, 2/10/23 (a)	1,526
2,940,000	UBS Group AG 144A, (1 yr. US Treasury Yield
	Curve Rate T Note Constant Maturity
	+ 0.830%), 1.01%, 7/30/24 (a)(b)	2,967
2,500,000	UBS Group AG 144A, (3 mo. LIBOR USD
	+ 0.954%), 2.86%, 8/15/23 (a)(b)	2,591
2,330,000	UBS Group AG 144A, 3.49%, 5/23/23 (b)	2,422
1,000,000	UniCredit SpA 144A, 6.57%, 1/14/22 (b)	1,052
3,075,000	Ventas Realty LP, 2.65%, 1/15/25	3,287
5,640,000	Volkswagen Group of America Finance LLC
	144A, 0.88%, 11/22/23 (b)	5,670
		373,772
Industrial (9%)
335,000	3M Co., 2.65%, 4/15/25	362
3,830,000	7-Eleven Inc. 144A, 0.63%, 2/10/23 (b)	3,835
5,580,000	7-Eleven Inc. 144A, 0.80%, 2/10/24 (b)	5,588
5,000,000	AbbVie Inc., 2.30%, 11/21/22	5,168
7,400,000	AbbVie Inc., 2.60%, 11/21/24	7,908
5,400,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.50%, 2/15/23 (b)	5,543
1,081,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (b)	1,087
2,420,000	Aviation Capital Group LLC 144A,
	3.88%, 5/01/23 (b)	2,548
1,980,000	Aviation Capital Group LLC 144A,
	4.38%, 1/30/24 (b)	2,138
3,650,000	Becton Dickinson Euro Finance Sarl,
	0.63%, 6/04/23 EUR (c)	4,495
1,425,000	Berry Global Inc. 144A, 0.95%, 2/15/24 (b)	1,429
2,317,000	Caterpillar Financial Services Corp.,
	0.65%, 7/07/23	2,335
1,750,000	Centene Corp., 4.75%, 1/15/25	1,796

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,455,000	CNH Industrial Capital LLC, 1.95%, 7/02/23	$2,528
2,147,000	Daimler Finance North America LLC 144A,
	3.35%, 2/22/23 (b)	2,266
264,000	Dell International LLC/EMC Corp. 144A,
	5.88%, 6/15/21 (b)	265
730,000	Elanco Animal Health Inc., 4.91%, 8/27/21	747
2,665,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	2,898
1,270,000	Fox Corp., 3.67%, 1/25/22	1,311
1,845,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%), 1.55%, 6/30/22 (a)	1,863
2,520,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 1.78%, 1/14/22 (a)	2,544
3,760,000	Hyundai Capital America 144A,
	1.25%, 9/18/23 (b)	3,796
1,660,000	Infor Inc. 144A, 1.45%, 7/15/23 (b)	1,691
2,320,000	Lennar Corp., 4.13%, 1/15/22	2,371
675,000	McDonald’s Corp., 3.30%, 7/01/25	747
6,075,000	Microchip Technology Inc. 144A,
	0.97%, 2/15/24 (b)	6,081
3,185,000	Microchip Technology Inc. 144A,
	2.67%, 9/01/23 (b)	3,335
7,200,000	Mylan Inc. 144A, 3.13%, 1/15/23 (b)	7,541
460,000	NIKE Inc., 2.40%, 3/27/25	494
1,315,000	Nutrition & Biosciences Inc. 144A, 0.70%, 9/15/22 (b)	1,319
615,000	Oracle Corp., 2.50%, 4/01/25	658
3,155,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (b)	3,363
1,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.65%, 7/29/21 (b)	1,470
7,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 4.25%, 1/17/23 (b)	7,983
4,460,000	Royalty Pharma PLC 144A, 0.75%, 9/02/23 (b)	4,480
2,400,000	Ryder System Inc., 2.50%, 9/01/22	2,474
1,657,000	Ryder System Inc., 2.88%, 6/01/22	1,707
5,740,000	Ryder System Inc., 3.40%, 3/01/23	6,072
1,550,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	1,568
1,050,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	1,057
1,595,000	SMBC Aviation Capital Finance DAC 144A,
	3.00%, 7/15/22 (b)	1,639
1,415,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	1,427
2,860,000	Southwest Airlines Co., 4.75%, 5/04/23	3,100
873,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	883
1,150,000	Stryker Corp., 0.60%, 12/01/23	1,152
575,000	Target Corp., 2.25%, 4/15/25	613
930,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	931
2,620,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	2,602
1,100,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	1,161
800,000	Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 1/31/25	882
865,000	T-Mobile USA Inc., 2.25%, 2/15/26	875

Principal or Shares	Security Description	Value (000)

855,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	$902
3,000,000	Viatris Inc. 144A, 1.13%, 6/22/22 (b)	3,028
1,885,000	Volkswagen Group of America Finance LLC
	144A, 2.50%, 9/24/21 (b)	1,912
1,560,000	Volkswagen Group of America Finance LLC
	144A, 2.70%, 9/26/22 (b)	1,616
7,175,000	Volkswagen Group of America Finance LLC
	144A, 2.90%, 5/13/22 (b)	7,398
1,340,000	Westinghouse Air Brake Technologies Corp.,
	3.20%, 6/15/25	1,440
		148,422
Utility (4%)
3,725,000	Aker BP ASA 144A, 2.88%, 1/15/26 (b)	3,839
5,835,000	Alexander Funding Trust 144A,
	1.84%, 11/15/23 (b)	5,928
790,000	American Electric Power Co. Inc.,
	0.75%, 11/01/23	792
7,700,000	Enel Finance International NV 144A,
	2.88%, 5/25/22 (b)	7,940
1,865,000	Gray Oak Pipeline LLC 144A,
	2.00%, 9/15/23 (b)	1,896
2,255,000	Kinder Morgan Inc., (3 mo. LIBOR USD
	+ 1.280%), 1.52%, 1/15/23 (a)	2,291
1,815,000	NextEra Energy Operating Partners LP 144A,
	4.25%, 7/15/24 (b)	1,926
3,835,000	Pacific Gas and Electric Co., (3 mo. LIBOR USD + 1.375%), 1.60%, 11/15/21 (a)	3,845
4,980,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	4,994
3,925,000	Phillips 66, 0.90%, 2/15/24	3,933
1,920,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	1,921
2,120,000	Saudi Arabian Oil Co. 144A,
	1.25%, 11/24/23 (b)	2,142
921,429	Southern California Edison Co., 1.85%, 2/01/22	923
8,160,000	Southern Co. Gas Capital Corp.,
	2.45%, 10/01/23	8,562
4,000,000	Valero Energy Corp., 2.70%, 4/15/23	4,173
3,800,000	Vistra Operations Co. LLC 144A,
	3.55%, 7/15/24 (b)	4,117
		59,222

Total Corporate Bond (Cost - $570,065)		581,416
Foreign Government (1%)
1,960,000	Abu Dhabi Government International Bond
	144A, 2.50%, 10/11/22 (b)	2,028
2,120,000	Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (b)	2,239
3,130,000	Georgia Government International Bond 144A,
	6.88%, 4/12/21 (b)	3,164
646,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	658
Total Foreign Government (Cost - $7,873)		8,089
Mortgage Backed (17%)
3,274,775	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 1.400%), 1.53%, 11/14/35 (a)(b)	3,270

          Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

129,573,113	Benchmark 2018-B6 Mortgage Trust,
	0.44%, 10/10/51 (g)	$3,047
2,847,893	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 0.920%),
	1.05%, 10/15/36 (a)(b)	2,858
2,866,879	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 1.080%),
	1.21%, 10/15/36 (a)(b)	2,882
1,628,509	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 1.600%),
	1.73%, 12/15/36 (a)(b)	1,633
2,150,000	BX Commercial Mortgage Trust 2020-VKNG
	144A, (1 mo. LIBOR USD + 0.930%),
	1.06%, 10/15/37 (a)(b)	2,161
6,480,000	BX Commercial Mortgage Trust 2020-VKNG
	144A, (1 mo. LIBOR USD + 1.130%),
	1.26%, 10/15/37 (a)(b)	6,502
22,471,061	Cantor Commercial Real Estate Lending
	2019-CF1, 1.14%, 5/15/52 (g)	1,655
9,031,030	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.050%),
	2.18%, 6/15/34 (a)(b)	8,437
44,764,003	Citigroup Commercial Mortgage Trust 2018-C6,
	0.78%, 11/10/51 (g)	2,278
20,940,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 0.900%), 1.03%, 11/15/37 (a)(b)	21,081
5,740,000	COMM 2019-WCM Mortgage Trust 144A, (1
	mo. LIBOR USD + 0.900%),
	1.03%, 10/15/34 (a)(b)	5,761
6,676,698	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	2.28%, 11/25/39 (a)(b)	6,649
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 9.250%),
	9.38%, 11/25/39 (a)(b)	4,238
6,720,339	Connecticut Avenue Securities Trust 2019-R06
	144A, (1 mo. LIBOR USD + 2.100%),
	2.23%, 9/25/39 (a)(b)	6,762
3,046,719	Connecticut Avenue Securities Trust 2019-R07
	144A, (1 mo. LIBOR USD + 2.100%),
	2.23%, 10/25/39 (a)(b)	3,058
1,390,000	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 2.050%),
	2.18%, 1/25/40 (a)(b)	1,397
900,000	Connecticut Avenue Securities Trust 2020-SBT1
	144A, (1 mo. LIBOR USD + 3.650%),
	3.78%, 2/25/40 (a)(b)	936
2,860,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 1.230%), 1.36%, 5/15/36 (a)(b)	2,868
1,666,808	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.200%), 2.33%, 8/25/30 (a)	1,679
4,397,866	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.250%), 2.38%, 7/25/30 (a)	4,439
7,654,179	FN AS7638 15YR, 2.50%, 7/01/31	8,046
9,439,442	FN BM5108 15YR, 3.00%, 2/01/33	9,965

Principal or Shares	Security Description	Value (000)

4,288,507	FN MA3124 15YR, 2.50%, 9/01/32	$4,510
24,588,823	FR SB0084 15YR, 3.00%, 2/01/32	26,396
14,560,142	FR SB0373 15YR, 3.00%, 7/01/33	15,667
5,278,647	FR ZS7279 15YR, 2.50%, 1/01/29	5,556
11,789,006	FR ZS8617 15YR, 2.50%, 8/01/31	12,398
13,522,310	Freddie Mac, 1.00%, 4/15/54	13,717
3,031,942	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 1.850%), 1.98%, 9/25/49 (a)(b)	3,038
4,898,436	Freddie Mac STACR REMIC Trust 2019-HQA4 144A, (1 mo. LIBOR USD + 2.050%),
	2.18%, 11/25/49 (a)(b)	4,923
2,100,000	Freddie Mac STACR REMIC Trust 2020-DNA1 144A, (1 mo. LIBOR USD + 1.700%),
	1.83%, 1/25/50 (a)(b)	2,107
1,020,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%),
	1.98%, 2/25/50 (a)(b)	1,023
4,090,000	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 1.900%),
	2.03%, 1/25/50 (a)(b)	4,111
1,170,000	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 3.100%),
	3.23%, 3/25/50 (a)(b)	1,194
4,900,000	Freddie Mac STACR REMIC Trust 2021-DNA1 144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 0.650%),
	0.73%, 1/25/51 (a)(b)	4,911
3,095,179	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 1.950%),
	2.08%, 10/25/49 (a)(b)	3,106
10,533,278	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%),
	1.53%, 2/25/49 (a)(b)	10,513
1,450,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%),
	4.73%, 12/25/42 (a)	1,470
1,114,433	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%),
	11.38%, 10/25/29 (a)	1,236
151,911	HomeBanc Mortgage Trust 2004-1, (1 mo.
	LIBOR USD + 0.860%), 0.99%, 8/25/29 (a)	149
5,000,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2019-MFP 144A, (1 mo. LIBOR
	USD + 1.160%), 1.29%, 7/15/36 (a)(b)	5,003
33,944	JP Morgan Mortgage Trust 2017-1 144A,
	3.50%, 1/25/47 (b)(g)	34
1,685,051	JP Morgan Mortgage Trust 2017-5 144A,
	3.00%, 10/26/48 (b)(g)	1,700
1,713,600	Lanark Master Issuer PLC, (3 mo. LIBOR USD
	+ 0.420%), 0.68%, 12/22/69 (a)	1,714
166,739	Merrill Lynch Mortgage Investors Trust Series
	MLCC 2004-1, 2.41%, 12/25/34 (g)	170
1,070,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.850%), 2.98%, 7/15/35 (a)(b)	1,092

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,400,000	Morgan Stanley Capital I Trust 2017-CLS 144A,
	(1 mo. LIBOR USD + 0.700%),
	0.83%, 11/15/34 (a)(b)	$3,404
63,057	Morgan Stanley Mortgage Loan Trust 2004-5AR,
	2.42%, 7/25/34 (g)	66
1,325,201	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 1.700%), 1.83%, 10/15/49 (a)(b)	1,324
1,506,808	New Residential Mortgage Loan Trust 2017-1
	144A, 4.00%, 2/25/57 (b)(g)	1,631
3,468,063	New Residential Mortgage Loan Trust 2017-3
	144A, 4.00%, 4/25/57 (b)(g)	3,713
3,274,659	New Residential Mortgage Loan Trust 2017-4
	144A, 4.00%, 5/25/57 (b)(g)	3,523
4,783,142	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.050%), 1.18%, 4/14/37 (a)(b)	4,787
3,510,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.450%), 1.58%, 4/14/37 (a)(b)	3,512
7,744,962	Provident Funding Mortgage Trust 2020-F1
	144A, 2.00%, 1/25/36 (b)(g)	7,972
1,384,123	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	1,036
4,848,627	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 1.650%), 1.78%, 4/25/43 (a)(b)	4,830
2,750,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 3.750%), 3.88%, 4/25/43 (a)(b)	2,817
650,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 10.63%, 2/25/47 (a)(b)	715
Total Mortgage Backed (Cost - $276,175)		276,670
Municipal (0%)
1,415,000	California Earthquake Authority, 1.33%, 7/01/22 (Cost - $1,415)	1,431
U.S. Treasury (21%)
5,005,000	U.S. Treasury Bill, 0.10%, 11/04/21 (d)(h)	5,002

Principal or Shares	Security Description	Value (000)

18,811,000	U.S. Treasury Note, 0.13%, 9/15/23	$18,795
140,310,000	U.S. Treasury Note, 0.13%, 1/15/24	140,074
90,030,000	U.S. Treasury Note, 0.13%, 1/31/23	90,048
90,790,000	U.S. Treasury Note, 0.25%, 6/15/23	91,028
1,191,000	U.S. Treasury Note, 2.75%, 5/31/23 (i)(j)	1,263
Total U.S. Treasury (Cost - $346,027)		346,210
Investment Company (1%)
8,247,267	Payden Cash Reserves Money Market Fund * (Cost - $8,247)	8,247
Total Investments (Cost - $1,596,204) (100%)		1,611,850
Other Assets, net of Liabilities (0%)		1,106

Net Assets (100%)		$1,612,956

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $47 and the total market value of the collateral held by the Fund is $48. Amounts in 000s.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.
(i)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 3,553	USD 4,189	Citibank, N.A.	03/22/2021	$128

Liabilities:
CAD 11	USD 9	HSBC Bank USA, N.A.	03/22/2021	—
USD 18,388	EUR 15,610	Citibank, N.A.	03/22/2021	(579)
USD 4,975	EUR 4,103	Citibank, N.A.	03/22/2021	(10)
USD 8,691	CAD 11,420	HSBC Bank USA, N.A.	03/22/2021	(240)
USD 3,227	GBP 2,355	HSBC Bank USA, N.A.	03/22/2021	—

				(829)

Net Unrealized Appreciation/(Depreciation)				$(701)

          Payden Low Duration Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	1,471	Mar-21	$325,057	$297	$297

Short Contracts:
U.S. Treasury 10-Year Note Future	385	Mar-21	(52,757)	322	322
U.S. Treasury 5-Year Note Future	125	Mar-21	(15,734)	2	2
					324

Total Futures					$621

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
2-Year SOFR Swap, Receive Fixed 0.030% Annually, Pay Variable 0.04% (SOFRRATE) Annually	08/20/2022	$10,000	$(5)	$—	$(5)

7   Payden Mutual Funds